The Company, basis of presentation and significant accounting policies - Foreign currency translation (Details) - $ / €	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Foreign Currency Translation
Spot exchange rate	0.93756	0.88292
Average exchange rate	0.94962	0.84549	0.87550